[SMILING WOMAN IN HAT GRAPHIC]

LIBERTY FLOATING
RATE FUND

Semiannual Report
February 28, 2001

 PRESIDENT'S MESSAGE

[STEPHEN E. GIBSON PHOTO]

Dear Shareholder:

"Caution" seemed to be a watchword during the six-month period ended February 28, 2001. After nearly a year of raising interest rates in an effort to rein in the economy, the Federal Reserve Board (the Fed) chose to keep interest rates steady for several months while the effects of the monetary policy changes took hold. As expected, economic indicators did show significant slowing of the domestic economy during the final quarter of 2000. Unfortunately, the economy's "landing" was a little rougher than anticipated, and fears of recession began to emerge. In response, the Fed cut interest rates twice -- first a between-meeting cut of 0.5% and then another 0.5% cut at the regular meeting on January 31, 2001. A third rate cut of 0.5% was enacted at the Fed's March meeting.

Floating rate loans have often provided an excellent hedge against inflation and interest rate risk, because their yield is periodically reset in response to changes in short-term interest rates. However, the slowing of the economy did create a difficult environment in the loan market. In 2000, default rates reached their highest level in nearly ten years, and lending volume decreased significantly from its 1999 level. Despite these difficult conditions, returns for the Liberty Floating Rate Fund were on par with its benchmark for the six months ended February 28, 2001.

In the pages that follow, portfolio managers Brian Good and Jim Fellows will provide you with more specific information about market conditions, the Fund's performance, and their strategies. As always, we thank you for choosing Liberty Floating Rate Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson

President

April 11, 2001

   PERFORMANCE HIGHLIGHTS

    NET ASSET VALUE PER SHARE (AS OF
       2/28/01)
                CLASS A         $9.83
                CLASS B         $9.83
                CLASS C         $9.83
                CLASS Z         $9.83

    DISTRIBUTIONS DECLARED PER SHARE
       (8/31/00-2/28/01)
                CLASS A        $0.442
                CLASS B        $0.423
                CLASS C        $0.416
                CLASS Z        $0.456

Because economic and market conditions change, there can be no assurance that the trends described in this report will continue or come to pass.

                 May Lose Value
   Not FDIC
   Insured      No Bank Guarantee

 PERFORMANCE INFORMATION

Value of an Initial $10,000 Investment
12/17/98 - 2/28/01

 PERFORMANCE OF A $10,000 INVESTMENT IN ALL SHARE
 CLASSES 12/17/98-2/28/01

               Ending account       Ending account
             value without sales   value with sales
                   charge               charge
 --------------------------------------------------
 Class A           $11,701             $11,294
 --------------------------------------------------
 Class B           $11,631             $11,435
 --------------------------------------------------
 Class C           $11,608             $11,608
 --------------------------------------------------
 Class Z           $11,756             $11,756

                                   [LINE GRAPH]

                                                  DLJ LEVERAGED LOAN        CLASS A SHARES (WITHOUT    CLASS A SHARES (WITH SALES
                                                      INDEX PLUS                 SALES CHARGE)                  CHARGE)
                                                  ------------------        -----------------------    --------------------------
12/31/98                                               10000.00                    10000.00                     9650.00
                                                       10000.00                    10011.00                     9660.62
                                                       10026.10                    10064.10                     9711.82
                                                        9982.36                    10126.50                     9772.03
                                                       10043.30                    10199.40                     9842.39
                                                       10116.20                    10253.40                     9894.55
                                                       10246.40                    10293.40                     9933.14
                                                       10338.90                    10345.90                     9983.80
                                                       10407.80                    10387.30                    10023.70
                                                       10370.20                    10397.70                    10033.80
                                                       10345.70                    10437.20                    10071.90
                                                       10330.80                    10460.20                    10094.00
                                                       10397.80                    10504.10                    10136.40
                                                       10469.00                    10575.50                    10205.40
                                                       10570.90                    10650.60                    10277.80
                                                       10605.80                    10732.60                    10357.00
                                                       10521.90                    10767.00                    10390.10
                                                       10560.30                    10842.30                    10462.80
                                                       10648.80                    10921.50                    10539.20
                                                       10713.90                    11011.00                    10625.60
                                                       10790.40                    11095.80                    10707.50
                                                       10846.10                    11171.30                    10780.30
                                                       10880.70                    11240.50                    10847.10
                                                       10885.90                    11281.00                    10886.20
                                                       10909.90                    11309.20                    10913.40
                                                       10986.20                    11352.20                    10954.80
                                                       11052.20                    11450.90                    11050.20
2/1/2001                                               11147.20                    11701.00                    11294.00

The DLJ Leveraged Loan Index Plus is an unmanaged index that tracks the performance of senior floating rate bank loans. Index performance is from 12/31/98. Unlike mutual funds, indexes are not investments and do not incur fees or charges. It is not possible to invest in an index.

Average Annual Total Returns, % as of 2/28/01

Share Class                              A                      B                      C                   Z
Inception                             11/2/99                11/2/99                11/2/99             12/17/98
-----------------------------------------------------------------------------------------------------------------------
                                 without    with        without    with        without    with          without
                                  sales     sales        sales     sales        sales     sales          sales
                                 charge    charge       charge    charge       charge    charge          charge
-----------------------------------------------------------------------------------------------------------------------
6 Months (Cumulative)            2.77       (0.80)      2.57       (0.62)      2.51      1.52           2.91
-----------------------------------------------------------------------------------------------------------------------
1 Year                           6.95        3.25       6.57        3.38       6.41      5.43           7.29
-----------------------------------------------------------------------------------------------------------------------
Life                             7.41        5.70       7.12        6.29       7.02      7.02           7.64

Average Annual Total Returns, % as of 12/31/00

6 Months (Cumulative)            3.11       (0.47)      2.91       (0.29)      2.84      1.86           3.25
-----------------------------------------------------------------------------------------------------------------------
1 Year                           7.34        3.62       6.95        3.76       6.79      5.81           7.69
-----------------------------------------------------------------------------------------------------------------------
Life                             7.43        5.58       7.15        6.24       7.06      7.06           7.65

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 3.50% sales charge for class A shares, the appropriate class B shares early withdrawal charge (EWC) for the holding period after purchase as follows: first year - 3.25%, second year - 3.00%, third year - 2.00%, fourth year - 1.50%, fifth year - 1.00%, thereafter - 0% and the class C shares EWC of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class A, B and C share (newer class shares) performance information includes returns of the fund's class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These class Z share returns are not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class Z shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of class A, B and C shares would have been lower.

      30-DAY SEC YIELDS AS OF 2/28/01

                                   AFTER
                              REIMBURSEMENT, %
       CLASS A SHARES               8.26
       CLASS B SHARES               8.17
       CLASS C SHARES               8.01
       CLASS Z SHARES               8.95
       THE 30-DAY SEC YIELD REFLECTS THE PORTFOLIO'S
       EARNING POWER, NET OF EXPENSES, EXPRESSED AS
       AN ANNUALIZED PERCENTAGE OF THE PUBLIC
       OFFERING PRICE AT THE END OF THE PERIOD. IF
       THE ADVISOR OR ITS AFFILIATES HAD NOT WAIVED
       CERTAIN FUND EXPENSES, THE 30-DAY SEC YIELD
       WOULD HAVE BEEN 8.19% FOR CLASS A SHARES,
       8.09% FOR CLASS B SHARES, 7.93% FOR CLASS C
       SHARES AND 8.88% FOR CLASS Z SHARES.

      TOP 10 ISSUERS AS OF 2/28/01

                                    %
                                   ---
       Stone Container             1.2
       Wyndham International       1.2
       Charter Communications      1.2
       Iasis Healthcare            1.1
       VoiceStream PCS             1.1
       NATG                        1.1
       Mueller Group               1.1
       Canwest Media               1.0
       Nextel Finance              1.0
       Western Resources           1.0
       HOLDINGS ARE CALCULATED AS A
       PERCENTAGE OF NET ASSETS. BECAUSE THE
       FUND IS ACTIVELY MANAGED, THERE CAN BE
       NO GUARANTEE THAT THE FUND WILL
       CONTINUE TO HOLD THESE SECURITIES IN
       THE FUTURE.

 PORTFOLIO MANAGER'S REPORT

The tone in the loan market was distinctly conservative during the six months ended February 28, 2001. As non-investment grade default rates soared to their highest levels in nearly ten years, lenders and investors shifted their focus to credit quality. The volume of new loan issue dropped nearly three percent from the record lending volume posted in 1999. Because of weak demand in the high yield bond market, companies engaged in mergers and acquisitions had difficulty securing financing through high yield bond issues. This difficult credit environment resulted in a reduction in overall lending activity.

Through all credit and market environments, we employ an investment philosophy which focuses on capital preservation and management of credit risk. This inherently defensive strategy is based on making credit risk visible and measurable by consistently identifying differences between credits. To accomplish this goal, our support team of 17 bank loan professionals follows strict guidelines designed to uphold our fundamental approach to research.

RESPECTABLE PERFORMANCE FOR THE PERIOD

In the face of difficult market conditions, the Liberty Floating Rate Fund performed relatively well during the six months ended February 28, 2001. The fund's class A shares returned 2.77% without a sales charge. This return kept pace with the fund's benchmark, the DLJ Leveraged Loan Plus Index, which returned 2.78% for the same period. The fund outperformed its peers, as indicated by the six-month return of 1.81% for the Lipper Loan Participation Funds Average.(1) The 30-Day SEC yield as of February 28, 2001 was 8.26% for class A shares.

DISAPPOINTMENTS IN AUTO AND STEEL SECTORS

The fund's performance was negatively impacted by several poor performers in the auto supply and steel industries, such as Ispat Inland; Federal-Mogul Corporation; Key Plastics, LLC; and Tenneco Automotive Inc. (0.52%, 0.26%, 0.12% and 0.52% of net assets, respectively). In hindsight, the fund would have benefited from a more proactive selling strategy regarding these issues, which lost market value during the period. However, we steered clear of other problem industries -- such as equipment rental services, long-term health care, and certain start-up telecommunications issues -- which also experienced declines during the period.

(1) Lipper Inc., a widely respected data provider in the industry, calculates an average of total returns for mutual funds with similar investment objectives as the fund.

A FOCUS ON DIVERSIFICATION

During the period, we chose to increase the Portfolio's diversification in order to broaden the fund's overall industry exposure and reduce specific issuer concentration. As of February 28, 2001, the Portfolio held 221 senior loan issues in 49 different industries, up from 170 issues as of August 31, 2000. Among the additions to the portfolio were several cable television credits, including Insight Midwest Holdings, LLC; Century Cable Holdings, LLC; and Charter Communications (0.42%, 0.90%, and 1.18% of net assets, respectively). Cable television credits have historically been less sensitive to economic cycles than other types of credits. We believe these additions should benefit the portfolio.

FURTHER INTEREST RATE CUTS COULD HAVE A MIXED EFFECT

We believe the loan market will continue to be impacted by the general health of the US economy. Recent interest rate reductions are likely to lower the interest expenses of issues held by the fund, but this would also reduce interest rate income earned by the fund, and therefore distributions to shareholders. Further rate cuts could magnify these effects.

In the months to come, we plan to maintain our defensive portfolio management strategy, paying careful attention to credit quality. We believe floating rate loans continue to provide investors with an excellent opportunity for portfolio diversification, as they offer relative price stability along with an attractive level of current income.


/S/ BRIAN GOOD           /S/ JIM FELLOWS
 BRIAN GOOD              JIM FELLOWS

BRIAN GOOD and JIM FELLOWS, senior vice presidents of Stein Roe & Farnham Incorporated (the Advisor), have been portfolio managers of the Liberty Floating Rate Fund since its inception.

An investment in the fund offers significant current income potential. However, the following could have the effect of reducing the net asset value (NAV) and distributions of the fund: defaults on the loans held in the portfolio; nonpayment of scheduled interest or principal payments; prepayment of principal by borrowers resulting in a loan's replacement with a lower-yielding security; and the valuation of the portfolio's holdings.

The fund is a continuously-offered, closed-end management investment company and provides limited liquidity through a quarterly tender offer between 5% and 25% of outstanding shares. Each quarter, the fund's Trustees must approve the actual tender amount. Please read the prospectus carefully for more details.

TOP FIVE SECTOR BREAKDOWN

                                  [BAR CHART]

                       8/31/00                       2/28/01
                       -------                       -------
Wireless                          Wireless
  Communication         9.4%      Communication       7.3%

Diversified                       Auto
  Manufacturing         6.1%      Parts/Automotive    5.1%

                                  Diversified
Auto Parts/Automotive   5.6%      Manufacturing       4.2%

Hospital Management     2.3%      Broadcasting        3.6%

                                  Hospital
Broadcasting            1.8%      Management          3.7%

SECTOR BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF NET ASSETS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THAT THE FUND WILL CONTINUE TO MAINTAIN THIS BREAKDOWN IN THE FUTURE.

PORTFOLIO QUALITY BREAKDOWN
(DOLLAR-WEIGHTED)

                                  [PIE CHART]

A2:         0.8%       B1:        30.8% Caa3:       0.2%

Ba1:        5.0%       B2:         7.1% NR:        2.1%

Ba2:       11.8%       B3:         1.6% Other:      0.3%

Ba3:       31.9%       Caa1:       1.2% Short-term: 7.2%

QUALITY BREAKDOWNS ARE CALCULATED AS A PERCENTAGE OF TOTAL INVESTMENTS. BECAUSE THE FUND IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THAT THE FUND WILL CONTINUE TO MAINTAIN THESE QUALITY BREAKDOWNS IN THE FUTURE.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO

February 28, 2001 (Unaudited)
(In thousands)

VARIABLE RATE SENIOR LOAN
INTERESTS(a)(b) - 92.5%                 PAR      VALUE
--------------------------------------------------------
AEROSPACE - 1.8%
DeCrane Aircraft Holdings, Inc.:
  Term B                      9/30/05  $2,942   $  2,950
  Term D                     12/10/05   1,489      1,497
Veridian Corp.,
  Term Loan                    9/5/06   3,980      3,979
Vought Aircraft Industries, Inc.:
  Term B                      7/24/07   2,490      2,494
  Term C                      7/24/08   2,177      2,182
                                                --------
                                                  13,102
                                                --------

AUTO PARTS - 5.1%
1424666 Ontario Ltd.,
  Term B                      8/10/07   2,985      2,976
Dayco Products, LLC/Mark IV Industries,
  Term B                      9/30/08   4,461      4,321
Dura Operating Corp.,
  Term B                      3/31/06   4,975      4,736
Federal-Mogul Corp.:
  Term B                      2/24/05   1,971      1,356
  Term C                      2/24/04     495        499
J.L. French Automotive Castings,
  Inc.,
  Term B                     10/21/06   1,564      1,338
Key Plastics LLC,
  Term B                      3/31/01   1,474        885
Meridian Automotive Systems,
  Term B                      3/31/07   6,000      6,009
Metaldyne Corp.,
  Term B                     11/28/08   7,000      7,004
Stoneridge, Inc.,
  Term B                     12/31/05   1,960      1,974
Tenneco Automotive Inc.:
  Term B                      9/30/07   2,255      1,862
  Term C                      3/31/08   2,255      1,862
Venture Holdings Co., LLC,
  Term B                       4/1/05   1,970      1,872
                                                --------
                                                  36,694
                                                --------

BROADCASTING - 3.6%
Comcorp Broadcasting, Inc.,
  Term B                      6/30/07   1,338      1,336
Comcorp Broadcasting, Inc./White Knight,
  Term B                      6/30/07   1,365      1,363

                                        PAR      VALUE
--------------------------------------------------------
--------------------------------------------------------
Cumulus Media, Inc.:
  Term B                      9/30/07  $  900   $    893
  Term C                      2/28/08     600        595
Emmis Communications Corp.,
  Term Loan B                 8/31/09   2,000      2,009
Entravision Communications Corp.,
  Term B                     12/31/08   4,000      4,051
Gray Communications Systems, Inc.,
  Term Loan B                12/31/05   5,000      5,021
UPC Financing Partnership,
  Term C-2                    3/31/09   7,000      7,006
Young Broadcasting, Inc.,
  Term B                     12/31/06   4,000      4,045
                                                --------
                                                  26,319
                                                --------

BUILDING PRODUCTS - 1.5%
Formica Corp.,
  Term B                      4/30/06   2,978      2,989
Juno Lighting, Inc.,
  Term B                     11/30/06   1,010      1,009
Tapco International Corp.:
  Term B                      6/23/07   4,073      4,078
  Term C                      6/23/08   2,842      2,846
                                                --------
                                                  10,922
                                                --------

BUSINESS SERVICES - 2.5%
Encompass Services Corp.,
  Term C                      5/10/07   4,466      4,466
Exodus Communications, Inc.,
  Term B                     10/31/07   5,500      5,554
NATG (Orius):
  Term B                     12/14/06   3,895      3,914
  Term C                      6/30/07   3,980      3,997
                                                --------
                                                  17,931
                                                --------

CABLE - 3.2%
Century Cable Holdings, LLC:
  Term B                      6/30/09   4,500      4,507
  Term L                     12/31/09   2,000      2,005
Charter Communications Operating,
  LLC:
  Incremental Term B         12/30/08   6,000      6,001
  Term B                      6/30/08   2,500      2,499
Insight Midwest Holdings, LLC,
  Term B                     12/31/09   3,000      3,022
RCN Corp.,
  Term B                       6/3/07   6,000      5,365
                                                --------
                                                  23,399
                                                --------

See notes to investment portfolio.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)

                                        PAR      VALUE
--------------------------------------------------------
CASINOS/GAMBLING - 0.8%
Ameristar Casinos Inc.:
  Term B                     12/20/06  $  701   $    707
  Term C                     12/20/07     568        573
Boyd Gaming Corp.,
  Term B                      6/15/03   4,489      4,517
                                                --------
                                                   5,797
                                                --------

CHEMICALS - 2.0%
Hercules Inc.,
  Term Loan D                11/15/05   3,500      3,510
Huntsman International LLC:
  Term B                      6/30/07     465        468
  Term C                      6/30/08   3,241      3,257
Lyondell Chemical Co.,
  Term E                      6/30/06   1,030      1,069
Resolution Performance Products/RPP
  Capital Corp.,
  Term B                     12/31/08   6,500      6,543
                                                --------
                                                  14,847
                                                --------

CONSUMER SERVICES - 0.5%
AMF Bowling Worldwide, Inc.:
  Axel A                      3/31/03   2,535      2,169
  Axel B                      3/31/04   1,327      1,136
  Term A                      3/31/02      79         67
                                                --------
                                                   3,372
                                                --------

CONSUMER SPECIALTIES - 1.8%
American Safety Razor Co.,
  Term B                      4/30/07   1,464      1,471
Doane Pet Care Co.,
  Term B                     12/31/05   1,489      1,477
Jostens, Inc.:
  Term A                      5/31/06     899        901
  Term B                      5/31/08   4,000      4,026
Weight Watchers International, Inc.:
  Term A                      9/30/05   1,500      1,501
  Term B                      9/29/06     458        465
  Term B-1                    9/29/06   3,502      3,548
                                                --------
                                                  13,389
                                                --------

CONTAINERS/PACKAGING - 2.5%
Gaylord Container Corp.,
  Term                        6/19/04   4,417      4,184
Pliant Corp.,
  Term B                      5/31/08   4,000      3,684

                                        PAR      VALUE
--------------------------------------------------------
Riverwood International Corp.,
  Term B                      2/28/04  $5,613   $  5,641
United States Can Co.,
  Term B                      10/3/08   4,494      4,542
                                                --------
                                                  18,051
                                                --------

DIVERSIFIED COMMERCIAL SERVICES - 1.5%
Concentra Operating Corp.:
  Term B                      6/30/06   3,303      3,133
  Term C                      6/30/07   1,652      1,566
EPS Solutions Corp.,
  Term A                      6/14/01     521        115
Outsourcing Solutions Inc.,
  Term B                      5/31/06   5,942      5,854
                                                --------
                                                  10,668
                                                --------

DIVERSIFIED MANUFACTURING - 4.2%
Enersys,
  Term B                      11/9/08   2,500      2,536
Freedom Forge Corp.,
  Term                       12/17/04   1,082      1,080
General Cable Corp.,
  Term B                      5/27/07     722        702
Gentek Inc.,
  Term C                     10/31/07   6,484      6,527
Global Energy Equipment Group, LLC,
  Term B                      7/17/08   2,837      2,840
Jason Inc.,
  Term B                      6/30/07   4,478      4,502
MTD Products Inc.,
  Term B                      6/20/07   3,483      3,472
Polymer Group, Inc.,
  Term C                      9/30/08   2,488      2,493
Polypore, Inc.,
  Term B                     12/31/06   1,990      1,993
SPX Corp.:
  Term A                      9/30/04   1,702      1,705
  Term B                     12/31/06   2,880      2,904
                                                --------
                                                  30,754
                                                --------

ELECTRIC UTILITIES - 2.6%
AES EDC Funding II, LLC,
  Term Loan                   10/6/03   7,000      7,016
AES New York Funding, LLC,
  Term B                      5/14/02   2,000      2,011

See notes to investment portfolio.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)

                                        PAR      VALUE
--------------------------------------------------------
AES Texas Funding III, LLC,
  Term B                      3/31/02  $2,500   $  2,506
Western Resources,
  Term B                      3/17/03   7,463      7,541
                                                --------
                                                  19,074
                                                --------

ELECTRONIC COMPONENTS - 2.1%
Knowles Electronics, Inc.,
  Term B                      6/29/07   3,987      3,812
Manufacturers Services Ltd. Overseas
  Finance,
  Term Loan                   9/30/05   6,384      6,397
Seagate Technology (US) Holdings,
  Inc.,
  Term B                     11/22/06   5,000      5,011
                                                --------
                                                  15,220
                                                --------

ENGINEERING & CONSTRUCTION - 1.0%
URS Corp.:
  Term B                       6/9/06     739        741
  Term C                       6/9/07     739        741
Washington Group International,
  Term B                       7/7/07   5,970      5,947
                                                --------
                                                   7,429
                                                --------
ENVIRONMENTAL SERVICES - 2.5%
Allied Waste North America, Inc.:
  Term B                      7/23/06   3,152      3,136
  Term C                      7/23/07   3,782      3,763
Environmental Systems Products
  Holdings, Inc.,
  Tranche 1                  12/31/04   1,148        919
  Tranche 2                  12/31/04     594        239
GTS Duratek, Inc.,
  Term Loan B                 12/8/06   1,995      2,023
Stericycle Inc.,
  Term B                     11/10/06   3,746      3,765
Synagro Technologies, Inc.,
  Term B                      7/27/07   3,906      3,912
                                                --------
                                                  17,757
                                                --------

FARMING/AGRICULTURE - 1.2%
Hines Nurseries, Inc.,
  Term B                      2/28/05   2,500      2,380
Quality Stores, Inc.,
  Term B                       5/7/06   2,858      2,861
Scotts Co.,
  Term B                     12/31/07   3,628      3,676
                                                --------
                                                   8,917
                                                --------

                                        PAR      VALUE
--------------------------------------------------------

FOOD CHAINS - 1.0%
Big V Supermarkets, Inc.,
  Term B                      8/10/03  $2,190   $  1,715
Buffets, Inc.,
  Term B                      3/31/07   1,500      1,519
Carrols Corp.,
  Term B                     12/31/07   4,000      3,990
                                                --------
                                                   7,224
                                                --------

FOOD MANUFACTURER - 3.2%
American Seafoods Group, LLC,
  Term B                     12/31/05   6,940      6,975
CP Kelco U.S., Inc.:
  Term B                      3/31/08   3,863      3,795
  Term C                      9/30/08   1,288      1,265
Merisant Corp.,
  Term B                      3/31/07   1,930      1,943
New World Pasta Co.,
  Term B                      1/28/06   2,555      2,454
United Signature Foods, LLC,
  Term C                      2/28/05     987        989
UST Inc.,
  Term B                      2/16/05   5,486      5,582
                                                --------
                                                  23,003
                                                --------

HEALTHCARE SERVICES - 2.5%
Advanced Paradigm, Inc.,
  Term B                      10/2/07   6,500      6,548
Alliance Imaging, Inc.:
  Term A                     10/31/06   5,000      4,888
  Term B                      11/2/06     658        654
  Term C                      11/8/07     342        340
Quest Diagnostics Inc.:
  Term B                      8/16/06     499        504
  Term C                      8/16/07     462        467
Team Health, Inc.,
  Term B                      1/30/05   4,692      4,695
                                                --------
                                                  18,096
                                                --------

HOME FURNISHINGS - 0.1%
Simmons Co.,
  Term B                     10/29/05     422        422
                                                --------

See notes to investment portfolio.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)

                                        PAR      VALUE
--------------------------------------------------------
HOSPITAL MANAGEMENT - 3.7%
Community Health Systems, Inc.,
  Term D                     12/31/05  $4,682   $  4,667
HCA-HealthONE LLC,
  Term B                      6/30/05   1,972      1,968
Iasis Healthcare Corp.,
  Term B                      7/30/06   7,975      7,997
Meditrust Corp.,
  Term D                      7/17/01   4,436      4,371
Vanguard Health Systems, Inc.,
  Term B                       2/1/06   7,416      7,460
                                                --------
                                                  26,463
                                                --------

HOTELS/RESORT - 3.1%
KSL Recreation Group, Inc.,
  Term C                     12/22/06   4,000      4,023
Starwood Hotels & Resorts Worldwide,
  Inc.,
  Tranche 2-TL2               2/23/03   6,000      6,023
Sunburst Hospitality Corp.:
  Tranche 1                    1/4/03     935        936
  Tranche 2                  12/31/05   2,769      2,769
Wyndham International, Inc.:
  IRL                         6/30/04   5,500      5,210
  Term B                      6/30/06   3,500      3,466
                                                --------
                                                  22,427
                                                --------

INDUSTRIAL MACHINERY/COMPONENTS - 0.8%
Terex Corp.:
  Term B                      3/30/05   4,841      4,809
  Term C                       3/6/06     821        815
                                                --------
                                                   5,624
                                                --------

INSURANCE BROKERS/SERVICE - 0.8%
Willis North America:
  Term C                      2/19/08   2,761      2,774
  Term D                      8/19/08   2,761      2,774
                                                --------
                                                   5,548
                                                --------

MANUFACTURING - 0.5%
Thermadyne Manufacturing LLC:
  Term B                      5/22/05   1,886      1,672
  Term C                      5/22/06   1,886      1,672
                                                --------
                                                   3,344
                                                --------

MEDIA CONGLOMERATES - 0.1%
Bridge Information Systems, Inc.:
  Multidraw                    7/7/03   1,427        152
  Term B                       7/7/05   2,478        260
                                                --------
                                                     412
                                                --------

                                        PAR      VALUE
--------------------------------------------------------

MEDICAL SPECIALTIES - 0.7%
Dade Behring Inc.:
  Term B                      6/30/06  $2,552   $  1,776
  Term C                      6/30/07   3,552      2,468
Stryker Corp.:
  Term B                      12/4/05     715        718
                                                --------
                                                   4,962
                                                --------

METAL FABRICATIONS - 1.8%
Mueller Group, Inc.:
  Term B                      8/16/06   3,000      3,016
  Term C                      8/16/07   3,000      3,016
  Term D                      8/16/07   1,737      1,748
OM Group, Inc.,
  Term B                      6/30/08   5,459      5,482
                                                --------
                                                  13,262
                                                --------

METALS/MINING - 0.3%
Stillwater Mining Co.,
  Term B                     12/31/07   2,000      2,022
                                                --------

MILITARY/GOVERNMENT - 0.9%
Titan Corp.:
  Term B                      2/23/07   1,995      2,001
  Term C                       6/1/07   4,833      4,851
                                                --------
                                                   6,852
                                                --------

MOVIES/ENTERTAINMENT - 1.6%
Metro-Goldwyn-Mayer Studios Inc./
  Orion Pictures Co.,
  Term A                      3/31/05   5,000      4,993
Six Flags Theme Park Inc.,
  Term B                      9/30/05   5,000      5,054
United Artists Theatre Co.,
  Term Loan                   1/24/05   1,412      1,412
                                                --------
                                                  11,459
                                                --------

OFFICE SUPPLIES - 0.5%
Mail-Well I Corp.,
  Term B                      2/22/07   3,354      3,368
                                                --------

See notes to investment portfolio.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)

                                        PAR      VALUE
--------------------------------------------------------
OIL REFINING/MARKETING - 0.6%
Port Arthur Finance Corp.,
  Term B                      6/15/07  $4,620   $  4,610
                                                --------
PAPER - 1.9%
Bear Island Paper Co., LLC,
  Term                       12/31/05     288        288
Grant Forest Products Inc.,
  Term B                     10/12/08   4,988      5,040
Stone Container Corp.:
  Term E                      10/1/03   2,723      2,731
  Term F                     12/31/05   3,266      3,278
  Term G                     12/31/06     433        433
  Term H                     12/31/06   2,359      2,363
                                                --------
                                                  14,133
                                                --------
PRINTING/PUBLISHING - 3.6%
American Media Operations, Inc.,
  Term B                       4/1/07   5,000      5,044
Canwest Media Inc.:
  Term Loan B-2               5/15/08   4,616      4,634
  Term Loan C-2               5/15/09   2,884      2,895
Citadel Broadcasting Co.,
  Term B                      3/31/07   2,000      2,014
DIMAC Corp.:
  DIP Facility                3/30/01      27         27
  Term B                      6/30/06     460        402
  Term C                     12/31/06     345        302
Merrill Communications LLC,
  Term B                     11/30/07   2,467      1,977
Muzak LLC,
  Term B                     12/31/06   2,487      2,491
Weekly Reader Corp./Compass Learning Inc.,
  Term B                     11/30/06   5,947      6,000
                                                --------
                                                  25,786
                                                --------
RAIL/SHIPPING - 1.4%
Helm Financial Corp.,
  Term B                     10/18/06   6,500      6,523
Kansas City Southern Railway Co.,
  Term B                     12/31/06   1,000      1,008
RailAmerica Transportation Corp.,
  Term B                     12/31/06   2,787      2,804
                                                --------
                                                  10,335
                                                --------
REAL ESTATE INVESTMENT TRUST - 1.6%
Corrections Corp. of America,
  Term B                     12/31/02   2,970      2,526
  Term C                     12/31/02   2,485      2,124

                                        PAR      VALUE
--------------------------------------------------------
Ventas Realty, L.P.,
  Term C                     12/31/07  $7,006   $  6,835
                                                --------
                                                  11,485
                                                --------

RENTAL/LEASING COMPANIES - 0.5%
Rent-A-Center Inc.:
  Term B                      1/31/06   2,022      2,026
  Term C                      1/31/07   1,911      1,911
                                                --------
                                                   3,937
                                                --------

RETAIL STORES - 0.9%
Duane Reade:
  Additional Term C           2/15/06   1,485      1,486
  Term C                      2/15/06   2,940      2,941
TravelCenters of America, Inc.,
  Term Loan                  11/14/08   2,000      2,009
                                                --------
                                                   6,436
                                                --------

SEMICONDUCTORS - 0.9%
ON Semiconductor Corp.:
  Term B                       8/4/06     481        487
  Term C                       8/4/07     519        524
  Term D                       8/4/07   5,300      5,330
                                                --------
                                                   6,341
                                                --------

STEEL/IRON ORE - 1.4%
Ispat Inland, LP.:
  Term B                      7/16/05   2,468      1,882
  Term C                      7/16/06   2,468      1,882
UCAR Finance Inc.,
  Term B                     12/31/07   6,435      6,056
                                                --------
                                                   9,820
                                                --------

TELECOMMUNICATIONS INFRASTRUCTURE/EQUIPMENT - 3.1%
360Networks Holdings (USA) Inc.,
  Term B                     10/31/07   6,500      6,425
Crown Castle Operating Co.,
  Term B                      2/28/08   4,500      4,525
Global Crossing Holdings Ltd.,
  Term B                      6/30/06   7,000      7,021
Spectrasite Communications, Inc.,
  Tranche B-TL               12/31/07   2,000      2,011
Winstar Communications, Inc.,
  Term Loan B                 9/30/07   2,500      2,096
                                                --------
                                                  22,078
                                                --------

See notes to investment portfolio.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)

                                        PAR      VALUE
--------------------------------------------------------
TELECOM SERVICES - 3.4%
Alaska Communications Holdings, Inc.:
  Term B                     11/14/07  $1,579   $  1,577
  Term C                      5/14/08   1,421      1,419
Cricket Communications, Inc.,
  Vendor TL                   6/30/07   3,500      2,699
ICG Equipment, ICG Netahead Inc.,
  Term B                      3/31/06     480        466
KMC Telecom, Inc.,
  Term                         7/1/07   2,000      2,000
McLeodUSA Inc.,
  Term B                      5/31/08   4,000      4,015
Time Warner Telecom, Inc.,
  Term B                      3/31/08   3,500      3,535
Valor Telecommunications Enterprises, LLC,
  Term B                      8/31/07   4,988      4,978
XO Communications, Inc.,
  Term B                     10/31/05   4,000      3,988
                                                --------
                                                  24,677
                                                --------
TEXTILES - 1.7%
Levi Strauss & Co.,
  Term A                      8/29/03   7,000      7,026
SI Corp.,
  Term B                     12/14/07   5,000      5,007
                                                --------
                                                  12,033
                                                --------
TRANSPORTATION - 1.2%
Evergreen International Aviation,
  Inc.,
  Term B-1                     5/7/03     984        970
  Term B-2                     5/7/04   3,936      3,886
Gemini Leasing, Inc.,
  Term A                      8/12/05   3,543      3,547
                                                --------
                                                   8,403
                                                --------
TRANSPORTATION MANUFACTURING - 1.0%
Motor Coach Industries International Inc.,
  Term B                      6/16/06   1,365      1,366
Transportation Technologies Industries, Inc.,
  Term B                      3/31/07   5,955      5,979
                                                --------
                                                   7,345
                                                --------

WIRELESS TELECOMMUNICATION - 7.3%
American Cellular Corp.:
  Term B                      3/31/08   3,267      3,268
  Term C                      3/31/09   3,733      3,735
Centennial Cellular Operating Co.,
  LLC:
  Term B                      5/31/07   3,452      3,463
  Term C                     11/30/07     978        980
Cook Inlet/Voicestream Operating, LLC,
  Term B                     12/31/08   4,000      4,037

                                        PAR      VALUE
--------------------------------------------------------
Dobson Operating Co., LLC.,
  Term B                     12/31/07  $2,104   $  2,110
Nextel Finance Co.:
  Term B                      6/30/08   2,750      2,760
  Term C                     12/31/08   2,750      2,760
  Term D                      3/31/09   2,000      1,993
Nextel Partners Operating Corp.,
  Term                        1/29/08   6,000      6,081
Rural Cellular Corp.:
  Term B                      10/3/08   2,250      2,258
  Term C                       4/3/09   2,250      2,258
Sygnet Wireless Inc., Dobson:
  Term B                      3/23/07     872        877
  Term C                     12/23/07   3,884      3,910
Ubiquitel Operating Co.,
  Term B                     11/17/08   4,500      4,523
Voicestream PCS Holding, LLC./Omnipoint Finance,
  Vendor A                    6/30/09   8,000      7,979
                                                --------
                                                  52,992
                                                --------
Total Variable Rate Senior Loan
  Interests (cost of $681,108)                   668,541
                                                --------
        COMMON STOCKS - 0.0%           SHARES    VALUE
--------------------------------------------------------
MOVIES/ENTERTAINMENT - 0.0%
United Artist, (cost of $45)               45        117
                                                --------
       PREFERRED STOCKS - 0.0%
--------------------------------------------------------

ENVIRONMENTAL SERVICES - 0.0%
Environmental Systems Products, Inc.,     546         (c)
                                                ========
    SHORT-TERM OBLIGATIONS - 7.1%       PAR      VALUE
--------------------------------------------------------
AIG Funding Inc.,
  5.460%                       3/1/01  $2,740      2,740
American Home Products,
  5.550%                       3/1/01   3,740      3,740
BMW US Capital,
  5.450%                       3/1/01   6,000      6,000
Cardinal Health,
  4.930%                       3/1/01   6,000      6,000
Dow Chemical Corp.,
  5.470%                       3/1/01   5,000      5,000

See notes to investment portfolio.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 INVESTMENT PORTFOLIO (CONTINUED)

SHORT-TERM
OBLIGATIONS (CONTINUED)                 PAR      VALUE
--------------------------------------------------------
Fortune Brands,
  5.500%                       3/1/01  $5,000   $  5,000
Gannett Co.,
  5.480%                       3/1/01   5,000      5,000
Phillip Morris Co.,
  5.480%                       3/1/01   6,000      6,000
State Street Bank Overnight,
  3.000%                       3/1/01     283        283
  3.750%                       3/1/01   1,330      1,330
Transamerica Financial,
  5.490%                       3/1/01   5,000      5,000
USAA Capital
  5.480%                       3/1/01   5,500      5,500
                                                --------
Total Short-Term Obligations
  (cost of $51,585)                               51,593
                                                --------
Total Investments - 99.6%
  (cost of $732,738)(d)                          720,251
                                                --------
OTHER ASSETS & LIABILITIES, NET - 0.4%             2,640
--------------------------------------------------------
NET ASSETS - 100.0%                             $722,891
                                                --------

NOTES TO PORTFOLIO OF INVESTMENTS:

(a) Senior Loans in the Trust's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans in the trust's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Trust's portfolio may be substantially less than the stated maturities shown. Although the Trust is unable to accurately estimate the actual remaining maturity of individual Senior Loans, the Trust estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.

(b) Senior Loans in which the Trust invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate "LIBOR" and (iii) the certificate of deposit rate. Senior loans are generally considered to be restricted in that the Trust ordinarily is contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(c)  Rounds to less than one.

(d) At February 28, 2001, the cost of investments for financial reporting and federal income tax purposes was identical. Net unrealized appreciation was ($12,487), consisting of gross unrealized appreciation of $2,831 and gross unrealized depreciation of $15,318.

See accompanying notes to financial statements.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY

 STATEMENT OF ASSETS & LIABILITIES
February 28, 2001
(Unaudited)
(All amounts in thousands)

ASSETS
  Investments, at market value
    (cost $732,738)                          $  720,251
  Interest and fees receivable                    2,210
  Cash                                                2
  Receivable for investments
    sold                                              1
  Other                                             428
                                             ----------
    Total assets                                722,892
                                             ----------
LIABILITIES
  Accrued:
    Bookkeeping fee                                   1
                                             ----------
    Total liabilities                                 1
                                             ----------
Net assets applicable to
  investors' beneficial interest             $  722,891
                                             ==========

 STATEMENT OF OPERATIONS

For the six months ended February 28, 2001 (Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest                                      $  31,385
Fees                                                487
                                              ---------
    Total investment income                      31,872
                                              ---------
EXPENSES
Management fees                                   1,411
Audit fees                                            8
Legal fees                                            1
Bookkeeping fees                                     20
Transfer agent fees                                   3
Trustees' fees                                        6
Custodian fees                                       13
Other fees                                           82
                                              ---------
Total expenses                                    1,544
                                              ---------
    Net investment income                        30,328
                                              ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS
Net realized loss on
  investments                                      (408)
Net change in unrealized
  appreciation/depreciation on
  investments                                   (11,047)
                                              ---------
    Net loss on investments                     (11,455)
                                              ---------
Net increase in net assets
  resulting from operations                   $  18,873
                                              =========

See accompanying notes to financial statements.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

(All amounts in thousands)

                                                                 (UNAUDITED)
                                                              SIX MONTHS ENDED       YEAR ENDED
                                                              FEBRUARY 28, 2001    AUGUST 31, 2000
--------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                             $ 30,328            $ 23,393
Net realized gain (loss) on investments                               (408)                243
Net change in unrealized appreciation/depreciation on
  investments                                                      (11,047)             (1,717)
                                                                  --------            --------
  Net increase in net assets resulting from operations              18,873              21,919
                                                                  --------            --------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
Contributions                                                      266,131             375,731
Withdrawals                                                        (69,778)            (18,278)
                                                                  --------            --------
Net increase from transactions in investors' beneficial
  interest                                                         196,353             357,453
                                                                  --------            --------
Net increase in net assets                                         215,226             379,372
TOTAL NET ASSETS
Beginning of period                                                507,665             128,293
                                                                  --------            --------
End of period                                                     $722,891            $507,665
                                                                  ========            ========

See accompanying notes to financial statements.

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY

 STATEMENT OF CASH FLOWS

For the six months ended February 28, 2001 (Unaudited)
(All amounts in thousands)

CASH PROVIDED (USED) BY FINANCING
  ACTIVITIES
Proceeds from capital contributions          $  266,131
Payments for capital withdrawals                (69,778)
                                             ----------
                                                196,353
                                             ----------
CASH PROVIDED (USED) BY OPERATIONS
Purchases of loan interests                    (324,658)
Proceeds from sales of loan interests           117,241
Net purchases of short-term portfolio
  securities                                    (19,687)
Interest, fees and other income received         30,666
Operating expenses paid                          (1,543)
Net change in receivables/payables related
  to operations                                   1,469
                                             ----------
                                               (196,512)
                                             ----------
Net increase (decrease) in cash                    (159)
Cash, beginning of period                           161
                                             ----------
Cash, end of period                          $        2
                                             ==========

See accompanying notes to financial statements.

 LIBERTY FLOATING RATE FUND

 STATEMENT OF ASSETS & LIABILITIES

February 28, 2001
(Unaudited)
(All amounts in thousands, except per-share data)

ASSETS
Investment in Portfolio, at value              $552,667
Receivable for Fund shares sold                   6,519
Expense reimbursement due from
  Advisor                                            40
Other                                                56
                                               --------
    Total Assets                                559,282
                                               --------
LIABILITIES
Payable for distributions                           567
ACCRUED:
  Service fee - Class A, Class B,
    Class C                                          41
  Distribution fee - Class A                          2
  Distribution fee - Class B                         13
  Distribution fee - Class C                         19
                                               --------
    Total Liabilities                               642
                                               --------
NET ASSETS                                     $558,640
                                               --------
                                               --------
Net asset value & redemption price
  per share - Class A
  ($190,865/19,419)                              9.83(a)
                                               --------
                                               --------
Maximum offering price per share -
  Class A ($9.83/.9650)                         10.19(b)
                                               --------
                                               --------
Net asset value & offering price
  per share - Class B
  ($169,117/17,208)                              9.83(a)
                                               --------
                                               --------
Net asset value & offering price
  per share - Class C
  ($189,403/19,273)                              9.83(a)
                                               --------
                                               --------
Net asset value, redemption &
  offering price per share - Class
  Z ($9,255/941)                                   9.83
                                               --------
                                               --------
ANALYSIS OF NET ASSETS
  Paid-in capital                              $567,122
  Undistributed net investment
    income                                           46
  Accumulated net realized loss on
    investments                                    (128)
  Net unrealized depreciation on
    investments                                  (8,400)
                                               --------
                                               $558,640
                                               --------
                                               --------

 STATEMENT OF OPERATIONS

For the six months ended February 28, 2001
(Unaudited)
(All amounts in thousands)

INVESTMENT INCOME
Interest and fees allocated from
  Portfolio                                     $22,747
EXPENSES
Expenses allocated from Portfolio    $ 1,103
Administrative fees                      451
Bookkeeping fees                          17
Transfer agent fees                      376
Service fees - Class A                   217
Service fees - Class B                   160
Service fees - Class C                   182
Distribution fees - Class A               87
Distribution fees - Class B              288
Distribution fees - Class C              438
Trustees' fees                            (c)
Custodian fees                             1
Audit fees                                38
Legal fees                                 6
Registration fees                        175
Reports to shareholders                   10
Other                                     16
                                     -------
Total Expenses                         3,565
Fees and expenses waive or borne by
  the advisor                           (378)
                                     -------
    Net Expenses                                  3,187
                                                -------
    Net Investment Income                        19,560
                                                -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
ALLOCATED FROM PORTFOLIO
Net realized loss                       (222)
Net change in unrealized
  appreciation/depreciation           (7,942)
                                     -------
    Net loss                                     (8,164)
                                                -------
Increase in net assets resulting
  from operations                               $11,396
                                                -------

(a) Redemption price per share is equal to net asset value less any applicable early withdrawal charge.
(b) On sales of $100,000 or more the offering price is reduced.
(c) Rounds to less than one.

See accompanying notes to financial statements.

 LIBERTY FLOATING RATE FUND -- STATEMENT OF CHANGES IN NET ASSETS

(All amounts in thousands)

                             (UNAUDITED)
                           SIX MONTHS ENDED   YEAR ENDED
                             FEBRUARY 28,     AUGUST 31,
                                 2001          2000(a)
--------------------------------------------------------
OPERATIONS:
Net investment income          $ 19,560        $  8,292
Net realized gain (loss)           (222)             94
Net change in unrealized
appreciation/depreciation        (7,942)           (459)
                               --------        --------
    Net Increase from
      Operations                 11,396           7,927
                               --------        --------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net
  investment income -
  Class A                        (7,668)         (3,948)
Distributions from net
  realized gains - Class
  A                                  --              (b)
Distributions from net
  investment income -
  Class B                        (5,401)         (2,087)
Distributions from net
  realized gains - Class
  B                                  --              (b)
Distributions from net
  investment income -
  Class C                        (6,054)         (1,956)
Distributions from net
  realized gains - Class
  C                                  --              (b)
Distributions from net
  investment income -
  Class Z                          (363)           (329)
Distributions from net
  realized gains - Class
  Z                                  --              (b)
                               --------        --------
                                (19,486)         (8,320)
                               --------        --------
SHARE TRANSACTIONS:
Subscriptions to Fund
  shares - Class A               58,048         145,898
Value of distributions
  reinvested - Class A            5,608           2,733
Redemption of Fund
  shares - Class A              (16,960)         (1,278)
                               --------        --------
                                 46,696         147,353
                               --------        --------
Subscriptions to Fund
  shares - Class B               90,419          84,309
Value of distributions
  reinvested - Class B            3,120           1,133
Redemption of Fund
  shares - Class B               (5,820)         (1,639)
                               --------        --------
                                 87,719          83,803
                               --------        --------
Subscriptions to Fund
  shares - Class C              105,124          91,170
Value of distributions
  reinvested - Class C            4,323           1,238
Redemption of Fund
  shares - Class C               (9,096)           (621)
                               --------        --------
                                100,351          91,787
                               --------        --------

                             (UNAUDITED)
                           SIX MONTHS ENDED   YEAR ENDED
                             FEBRUARY 28,     AUGUST 31,
                                 2001          2000(a)
--------------------------------------------------------
Subscriptions to Fund
  shares - Class Z             $  2,710        $  6,826
Value of distributions
  reinvested - Class Z               76              70
Redemption of Fund
  shares - Class Z                 (235)           (926)
                               --------        --------
                                  2,551           5,970
                               --------        --------
    Net increase from
      Fund share
      transactions              237,317         328,913
                               --------        --------
    Net increase in net
      assets                    229,227         328,520
TOTAL NET ASSETS:
Beginning of period             329,413             893
                               --------        --------
End of period                  $558,640        $329,413
                               --------        --------
Undistributed
  (Overdistributed) Net
  Investment Income at
  End of Period                $     46        $    (28)
                               ========        ========
ANALYSIS OF CHANGES IN SHARES OF BENEFICIAL INTEREST:
Subscriptions to Fund
  shares - Class A                5,840          14,577
Issued in reinvestment of
  distributions - Class A           566             273
Redemptions of Fund
  shares - Class A               (1,709)           (128)
                               --------        --------
                                  4,697          14,722
                               --------        --------
Subscriptions to Fund
  shares - Class B                9,112           8,420
Issued in reinvestment of
  distributions - Class B           315             113
Redemptions of Fund
  shares - Class B                 (588)           (164)
                               --------        --------
                                  8,839           8,369
                               --------        --------
Subscriptions to Fund
  shares - Class C               10,587           9,105
Issued in reinvestment of
  distributions - Class C           437             124
Redemptions of Fund
  shares - Class C                 (918)            (62)
                               --------        --------
                                 10,106           9,167
                               --------        --------
Subscriptions to Fund
  shares - Class Z                  273             680
Issued in reinvestment of
  distributions - Class Z             8               7
Redemptions of Fund
  shares - Class Z                  (24)            (92)
                               --------        --------
                                    257             595
                               --------        --------

(a) Class A, Class B and Class C shares were initially offered on November 2, 1999.
(b) Rounds to less than one.
See accompanying notes to financial statements.

 NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

Liberty Floating Rate Fund (formerly Stein Roe Floating Rate Income Fund) (the "Fund") is a non-diversified, closed-end management investment company organized as a Massachusetts business trust. The Fund invests all of its investable assets in Stein Roe Floating Rate Limited Liability Company (the "Portfolio"), which seeks to provide a high-level of current income, consistent with preservation of capital. The Fund may issue an unlimited number of shares. Effective November 2, 1999, the Fund began offering Class A, Class B and Class C shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front end sales charge and an annual distribution fee. A 1.00% early withdrawal charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and an early withdrawal charge. Class B shares will convert to Class A shares in three, four or eight years after purchase depending on the program under which shares were purchased. Class C shares are subject to an early withdrawal charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The Portfolio is a non-diversified, closed-end management investment company organized as a Delaware limited liability company. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At February 28, 2001, Liberty Floating Rate Fund and Liberty-Stein Roe Institutional Floating Rate Income Fund owned 76.5% and 23.5%, respectively, of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

NOTE 2. SECURITY VALUATION AND TRANSACTIONS

Senior loans are generally valued using market prices or quotations provided by banks, dealers or pricing services with respect to secondary market transactions. In the absence of actual market values, Senior Loans will be valued by Stein Roe & Farnham Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of Liberty Financial Companies, Inc. ("Liberty"), at fair value, which is intended to approximate market value. In determining fair value, the Advisor will consider on an ongoing basis, among other factors, (i) the creditworthiness of the Borrower; (ii) the current interest rate, the interest rate redetermination period and maturity of such Senior Loan interests; and
(iii) recent prices in the market for instruments of similar quality, rate and interest rate redetermination period and maturity. Because of uncertainty inherent in the valuation process, the estimated value of a Senior Loan interest may differ significantly from the value that would have been used had there been market activity for that Senior Loan interest.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class A, Class B and Class C service and distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B and Class C shares.

FEDERAL INCOME TAXES:

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Facility fees received are treated as market discounts. Market premiums and discounts are amortized over the estimated life of each applicable security.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

STATEMENT OF CASH FLOWS:

Information on financial transactions which have been settled through the receipt or disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows is the amount included in the Portfolio's Statement of Assets and Liabilities and represents cash on hand at its custodian bank account and does not include any short-term investments at February 28, 2001.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Stein Roe & Farnham, Inc. (the "Advisor"), is the investment Advisor of the Portfolio and receives a monthly fee equal to 0.45% annually of the Portfolio's average net assets.

ADMINISTRATION FEE:

Colonial Management Associates, Inc. (the "Administrator"), an affiliate of the Advisor, provides accounting and other services for a monthly fee equal to 0.20% annually of the Fund's average net assets.

BOOKKEEPING FEE:

The Administrator provides bookkeeping and pricing services for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Portfolio's and Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Administrator, provides shareholder services for a monthly fee comprised of 0.17% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out of pocket expenses. The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Administrator is the Fund's principal underwriter. For the six months ended February 28, 2001, the Fund has been advised that the Distributor retained zero net underwriting discounts on sales of the Fund's Class A shares and received no early withdrawal charges (EWC) on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.10%, 0.45% and 0.60% annually of the average net assets attributable to Class A, Class B and Class C shares, respectively.

The EWC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (inclusive of allocated Portfolio expenses but exclusive of service fees, distribution fees, brokerage commissions, interest, commitment fees, taxes and extraordinary expenses, if any) exceed 0.80% of average net assets.

OTHER:

The Portfolio and Fund pays no compensation to their officers, all of whom are employees of the Advisor or Administrator.

INVESTMENT ACTIVITY:

During the six months ended February 28, 2001, purchases and sales of investments, other than short-term obligations, were $324,657,866 and $117,241,428, respectively.

OTHER:

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. TENDER OF SHARES

The Board of Trustees has adopted a policy of making tender offers on a quarterly basis. The Board has designated the 15(th) day of March, June, September and December, each year, or the next business day if the 15(th) is not a business day as the Repurchase Request Deadline. Tender offers are made for a portion of the Fund's then outstanding shares at the net asset value of the shares as of the Repurchase Pricing Date. The tender offer amount, which is determined by the Board of Trustees, will be at least 5% and no more than 25% of the total number of shares outstanding on the Repurchase Request Deadline. During the six months ended February 28, 2001, there was one tender offer in December. The Fund offered to repurchase 10% of its shares and 4.28% of shares outstanding were tendered.

NOTE 5. SENIOR LOAN PARTICIPATION COMMITMENTS

The Portfolio invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. When the Portfolio purchases a participation of a Senior Loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Portfolio assumes the credit risk of the Borrower, Selling Participant or other persons interpositioned between the Portfolio and the Borrower.

At February 28, 2001, the following sets forth the selling participants with respect to interests in Senior Loans purchased by the Portfolio on a participation basis.

SELLING                PRINCIPAL
PARTICIPANT              AMOUNT        VALUE
-----------            ---------       -----
Goldman Sachs Credit
  Partners LP          $3,052,616    $1,705,827

The ability of borrowers to meet their obligations may be affected by economic developments in a specific industry.

NOTE 6. RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

On December 27, 2000, a Special Meeting of Shareholders of the Fund was held to elect a Board of Trustees to the Fund and to elect a Board of Managers to the Portfolio. On September 29, 2000, the record date for the Meeting, the Fund had outstanding 55,257,978 shares of beneficial interest. The votes cast were as follows:

                                        AUTHORITY
                               FOR      WITHHELD
                               ---      ---------
TO ELECT A BOARD OF
TRUSTEES TO THE FUND:
  Douglas Hacker            20,250,600   380,377
  Janet Langford Kelly      20,245,751   385,226
  Richard W. Lowry          20,254,000   376,977
  Salvatore Macera          20,253,041   377,936
  William E. Mayer          20,253,546   377,431
  Charles R. Nelson         20,254,000   376,977
  John J. Neuhauser         20,254,000   376,977
  Joseph R. Palombo         20,254,000   376,977
  Thomas E. Stitzel         20,252,508   378,469
  Thomas C. Theobald        20,254,000   376,977
  Anne-Lee Verville         20,254,000   376,977

                                        AUTHORITY
                               FOR      WITHHELD
                               ---      ---------
TO ELECT A BOARD OF
MANAGERS TO THE PORTFOLIO:
  Douglas Hacker            20,250,600   380,377
  Janet Langford Kelly      20,245,751   385,226
  Richard W. Lowry          20,254,000   376,977
  Salvatore Macera          20,253,041   377,936
  William E. Mayer          20,253,546   377,431
  Charles R. Nelson         20,254,000   376,977
  John J. Neuhauser         20,254,000   376,977
  Joseph R. Palombo         20,254,000   376,977
  Thomas E. Stitzel         20,252,508   378,469
  Thomas C. Theobald        20,254,000   376,977
  Anne-Lee Verville         20,254,000   376,977

 STEIN ROE FLOATING RATE LIMITED LIABILITY COMPANY
 FINANCIAL HIGHLIGHTS

                                                     (UNAUDITED)
                                                  SIX MONTHS ENDED       YEAR ENDED          PERIOD ENDED
                                                  FEBRUARY 28, 2001    AUGUST 31, 2000    AUGUST 31, 1999(a)
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
Expenses                                                 0.49%(b)           0.55%                0.96%(b)
Net investment income                                   10.05%(b)           9.26%                7.59%(b)
Portfolio turnover                                         20%                21%                  17%

(a) From commencement of operations on December 17, 1998.
(b) Annualized.

 LIBERTY FLOATING RATE FUND -- FINANCIAL HIGHLIGHTS

Selected per-share data (for a share outstanding throughout the period), ratios and supplemental data:

                                                                             (UNAUDITED)
                                                                 SIX MONTHS ENDED FEBRUARY 28, 2001}
                                                           CLASS A       CLASS B       CLASS C      CLASS Z
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                     $  10.00      $  10.00      $  10.00     $  10.00
                                                           --------      --------      --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          0.44          0.42          0.42         0.46
Net realized and unrealized losses allocated from
  Portfolio                                                   (0.17)        (0.17)        (0.17)       (0.17)
                                                           --------      --------      --------     --------
Total from Investment Operations                               0.27          0.25          0.25         0.29
                                                           --------      --------      --------     --------
DISTRIBUTIONS:
Net investment income                                         (0.44)        (0.42)        (0.42)       (0.46)
                                                           --------      --------      --------     --------
NET ASSET VALUE -- END OF PERIOD                           $   9.83      $   9.83      $   9.83     $   9.83
                                                           ========      ========      ========     ========
Ratio of net expenses to average net assets(a)(e)             1.15%         1.50%         1.65%        0.80%
Ratio of net investment income to average net
  assets(b)(e)                                                8.87%         8.52%         8.37%        9.22%
Total return(c)(d)(f)                                         2.77%         2.57%         2.51%        2.91%
Net assets, end of period (000's)                          $190,865      $169,117      $189,403     $  9,255

(a) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the investment Advisor, this ratio would have been 1.32%, 1.67%, 1.82% and 0.97%, respectively.
(b) Computed giving effect to the investment Advisor's expense limitation undertaking.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Total return at net asset value assuming all distributions reinvested and not initial sales charge or early withdrawal charge.
(e)  Annualized.
(f)  Not annualized.

Selected per-share data (for a share outstanding throughout each period), ratios and supplemental data:

                                                                      YEAR ENDED AUGUST 31, 2000
                                                          CLASS A(a)    CLASS B(a)    CLASS C(a)    CLASS Z
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                     $  10.05      $  10.05      $  10.05     $  10.07
                                                           --------      --------      --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                          0.71          0.67          0.66         0.87
Net realized and unrealized losses allocated from
  Portfolio                                                   (0.05)        (0.05)        (0.05)       (0.07)
                                                           --------      --------      --------     --------
Total from Investment Operations                               0.66          0.62          0.61         0.80
                                                           --------      --------      --------     --------
DISTRIBUTIONS:
Net investment income                                         (0.71)        (0.67)        (0.66)       (0.87)
From net realized gains                                      (g)           (g)           (g)          (g)
                                                           --------      --------      --------     --------
Total Distributions                                           (0.71)        (0.67)        (0.66)       (0.87)
                                                           --------      --------      --------     --------
NET ASSET VALUE -- END OF PERIOD                           $  10.00      $  10.00      $  10.00     $  10.00
                                                           ========      ========      ========     ========
Ratio of net expenses to average net assets(b)                1.15%(f)      1.50%(f)      1.65%(f)     0.80%
Ratio of net investment income to average net assets(c)       8.53%(f)      8.18%(f)      8.03%(f)     8.94%
Total return(d)(e)                                            6.79%(h)      6.35%(h)      6.20%(h)     8.23%
Net assets, end of period (000's)                          $147,209      $ 83,695      $ 91,664     $  6,845

(a) Class A, Class B, and Class C shares were initially offered on November 2, 1999. Per share data reflects activity from that date.
(b) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Advisor, these ratios would have been 1.28%, 1.63%, 1.78% and 1.19%, respectively.
(c)  Computed giving effect to the Advisor's expense limitation undertaking.
(d) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Total return at net asset value assuming all distributions reinvested and no initial sales charge or early withdrawal charge.
(f)  Annualized.
(g)  Rounds to less than $0.01.
(h) Not annualized.

                                                              PERIOD ENDED
                                                               AUGUST 31,
                                                                1999(a)
--------------------------------------------------------------------------
NET ASSET VALUE -- BEGINNING OF PERIOD                          $  10.00
                                                                --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                               0.47
Net realized and unrealized gains allocated from Portfolio          0.07
                                                                --------
Total from Investment Operations                                    0.54
                                                                --------
DISTRIBUTIONS:
Net investment income                                              (0.47)
In excess of net investment income                                    (b)
                                                                --------
Total Distributions                                                (0.47)
                                                                --------
NET ASSET VALUE -- END OF PERIOD                                $  10.07
                                                                ========
Ratio of net expenses to average net assets(c)                     1.30%
Ratio of net investment income to average net assets(d)(e)         7.10%
Total return(f)(g)                                                 5.43%
Net assets, end of period (000's)                               $    893

(a)  From commencement of operations on December 17, 1998.
(b) Rounds to less than $0.01.
(c) If the Fund had paid all of its expenses and there had been no reimbursement of expenses by the Advisor, this ratio would have been 56.79%.
(d) Computed giving effect to the Advisor's expense limitation undertaking.
(e)  Annualized.
(f)  Not annualized.
(g) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

                      This page left intentionally blank.

                      This page left intentionally blank.

                      This page left intentionally blank.

 TRUSTEES & TRANSFER AGENT

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, US Plywood Corporation

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC, Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT
The Transfer Agent for Liberty Floating Rate Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA 02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Floating Rate Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Floating Rate Fund

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Floating Rate Fund  Semiannual Report, February 28, 2001


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         Liberty Funds Distributor, Inc.(C)2001
         One Financial Center, Boston, MA 0211-2621, 800-426-3750 www.libertyfunds.com

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